Other operating income and expenses	9 Months Ended
Sep. 30, 2019
Other operating income and expenses [Abstract]
Other operating income and expenses
Note 20. - Other operating income and expenses

The table below shows the detail of Other operating income and expenses for the nine-month periods ended September 30, 2019, and 2018:

Other Operating income	For the nine-month period ended September 30,
	2019	2018
	($ in thousands)
Grants (Note 16)	44,366	44,577
Income from various services and insurance proceeds	29,334	28,682
Income from the purchase of the long-term operation and maintenance payable with Abengoa	-	38,955
Total	73,700	112,214

On April 26, 2018, Atlantica purchased from Abengoa the long-term operation and maintenance payable accrued for the period up to December 31, 2017, which was recorded for an amount of $57.3 million at the date of repayment. The Company paid $18.3 million for this extinguishment of debt and accounted for the difference of $39.0 million with the carrying amount of the debt as an income in the profit and loss statement.

Other Operating expenses	For the nine-month period ended September 30,
	2019	2018
	($ in thousands)
Leases and fees	(1,501)	(1,296)
Operation and maintenance	(94,573)	(108,522)
Independent professional services	(28,934)	(24,877)
Supplies	(18,929)	(19,204)
Insurance	(18,192)	(18,279)
Levies and duties	(25,830)	(35,012)
Other expenses	(4,730)	(10,143)
Total	(192,689)	(217,333)